Related Party Transactions - Private Placement Warrants (Details) - USD ($)			9 Months Ended
	Nov. 28, 2016	Oct. 14, 2016	Sep. 30, 2017
Related Party Transactions
Period after the completion of the Business Combination for exercise of warrants (in days)		30 days
Private Placement
Related Party Transactions
Warrants issued (in shares)	400,000	16,000,000
Purchase price of warrants		$ 0.50
Aggregate value of warrants, net of proceeds reserved for operations		$ 8,000,000
Aggregate value of warrants		$ 8,200,000
Class A
Related Party Transactions
Number of warrants required for conversion to one whole share		2
Exercise price		$ 11.50
Private Placement Warrants
Related Party Transactions
Period after the completion of the Business Combination for exercise of warrants (in days)			30 days
Private Placement Warrants | Private Placement
Related Party Transactions
Warrants issued (in shares)		16,000,000
Purchase price of warrants		$ 0.50
Aggregate value of warrants, net of proceeds reserved for operations		$ 8,000,000
Number of shares called by each warrant			0.5
Number of warrants required for conversion to one whole share		2
Exercise price		$ 11.50
Period after the completion of the Business Combination for exercise of warrants (in days)		30 days
Private Placement Warrants | Class A
Related Party Transactions
Exercise price			$ 11.50
Private Placement Warrants | Class A | Private Placement
Related Party Transactions
Number of shares called by each warrant		0.5
Number of warrants required for conversion to one whole share			2
Private Placement Warrants | Initial Shareholders
Related Party Transactions
Warrants issued (in shares)	400,000
Purchase price of warrants	$ 0.50
Aggregate value of warrants	$ 200,000
Private Placement Warrants | Initial Shareholders | Private Placement
Related Party Transactions
Warrants issued (in shares)	400,000	16,000,000
Purchase price of warrants	$ 0.50	$ 0.50
Aggregate value of warrants	$ 200,000	$ 8,000,000